UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	10/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Tax Exempt Cash Management
October 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Municipal Investments - 99.8%
Alabama - 4.9%
Chatom Industrial Development Board,
Gulf Opportunity Zone Revenue
(PowerSouth Energy Cooperative
Projects) (LOC; National Rural Utilities
Cooperative Finance Corporation)	1.04	11/7/17	15,000,000	[a,b]	15,000,000
Mobile Downtown Redevelopment
Authority,
Gulf Opportunity Zone Revenue,
Refunding (Austal USA LLC Project)
(LOC; Wells Fargo Bank NA)	0.97	11/7/17	19,645,000	[a,b]	19,645,000
					34,645,000
Alaska - 3.0%
Tender Option Bond Trust Receipts
(Series 2017-XM0532),
(Alaska Municipal Bond Bank
Authority, Revenue) (Liquidity
Facility; JPMorgan Chase Bank NA)	1.02	11/7/17	10,000,000	[a,b,c,d]	10,000,000
Valdez,
Marine Terminal Revenue, Refunding
(Exxon Pipeline Company Project)	0.90	11/1/17	11,455,000	[a,b]	11,455,000
					21,455,000
Arizona - 4.0%
RBC Municipal Products Trust,
Revenue (LOC; Royal Bank of Canada)	0.95	11/7/17	8,000,000	[a,b,c,d]	8,000,000
Salt River Pima-Maricopa Indian
Community,
Revenue (Liquidity Facility; Bank of
America)	0.96	11/7/17	9,220,000	[a,b]	9,220,000
Yavapai County Industrial Development
Authority,
Revenue (Skanon Investments, Inc. -
Drake Cement Project) (LOC; Citibank
NA)	0.97	11/7/17	11,500,000	[a,b]	11,500,000
					28,720,000
California - .7%
California Statewide Communities
Development Authority,
CP (Kaiser Permanente)	0.91	1/3/18	5,000,000		4,999,600
Colorado - 6.8%
Colorado Educational and Cultural
Facilities Authority,
Revenue, Refunding (The Nature
Conservancy Project)	0.93	11/7/17	19,200,000	[a,b]	19,200,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Municipal Investments - 99.8%
(continued)
Colorado - 6.8% (continued)
Colorado Health Facilities Authority,
Revenue (Sisters of Charity of
Leavenworth Health System Project)	0.94	11/7/17	11,245,000	[a,b]	11,245,000
Sheridan Redevelopment Agency,
Tax Increment Revenue, Refunding
(South Santa Fe Drive Corridor
Redevelopment Project) (LOC;
JPMorgan Chase Bank)	0.98	11/7/17	17,830,000	[a,b]	17,830,000
					48,275,000
Delaware - 2.6%
University of Delaware,
Revenue (Liquidity Facility; TD Bank)	0.91	11/1/17	18,700,000	[a,b]	18,700,000
District of Columbia - .7%
Metropolitan Washington Airports
Authority,
CP (LOC; JPMorgan Chase Bank NA)	0.90	11/20/17	5,000,000		4,999,800
Florida - 1.8%
Highlands County Health Facilities
Authority,
HR, Refunding (Adventist Health
System/Sunbelt Obligated Group)	0.90	11/7/17	8,000,000	[a,b]	8,000,000
Hillsborough County Housing Finance
Authority,
MFHR (Hunt Club Apartments) (LOC;
FHLB)	0.97	11/7/17	4,980,000	[a,b]	4,980,000
					12,980,000
Georgia - 8.6%
Fulton County Development Authority,
Revenue (Children's Healthcare of
Atlanta, Inc. Project) (Liquidity
Facility; Landesbank Hessen-
Thuringen Girozentrale)	0.94	11/7/17	17,475,000	[a,b]	17,475,000
Fulton County Development Authority,
Revenue (King's Ridge Christian
School Project) (LOC; Branch Banking
and Trust Co.)	0.93	11/7/17	13,635,000	[a,b]	13,635,000
Paulding County Hospital Authority,
RAC (Wellstar Health System) (LOC;
Northern Trust Company)	0.95	11/7/17	10,000,000	[a,b]	10,000,000
RBC Muni Products Trust,
Revenue (Burke County Development
Authority for Pollution Control) (LOC;
Royal Bank of Canada)	0.97	11/7/17	20,000,000	[a,b,c,d]	20,000,000
					61,110,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Municipal Investments - 99.8%
(continued)
Illinois - 1.5%
Tender Option Bond Trust Receipts
(Series 2015-XM0078),
(Illinois Toll Highway Authority, Toll
Highway Senior Revenue) (Liquidity
Facility; Royal Bank of Canada)	0.97	11/7/17	10,365,000	[a,b,c,d]	10,365,000
Indiana - 2.8%
Indiana Finance Authority,
Health System Revenue, Refunding
(Sisters of Saint Francis Health
Services, Inc. Obligated Group) (LOC;
Barclays Bank PLC)	0.94	11/1/17	20,000,000	[a,b]	20,000,000
Louisiana - 6.2%
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.91	11/1/17	14,110,000	[a,b]	14,110,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.91	11/1/17	10,500,000	[a,b]	10,500,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.92	11/7/17	7,075,000	[a,b]	7,075,000
Port of New Orleans Board of
Commissioners,
Subordinate Lien Revenue, Refunding
(LOC; FHLB)	0.95	11/7/17	12,450,000	[a,b]	12,450,000
					44,135,000
Maryland - 6.0%
Maryland Economic Development
Corporation,
EDR (Blind Industries and Services of
Maryland Project) (LOC; Bank of
America)	1.15	11/7/17	2,800,000	[a,b]	2,800,000
Maryland Economic Development
Corporation,
EDR (Catholic Relief Services Facility)
(LOC; Bank of America)	0.97	11/7/17	9,000,000	[a,b]	9,000,000
Montgomery County,
Revenue (CHE Trinity Health Credit
Group)	0.84	12/1/17	12,600,000	[b]	12,598,110
Montgomery County Consolidated
Public Improvement,
CP (Liquidity Facility; JPMorgan Chase
Bank NA)	0.88	11/14/17	7,000,000		6,999,860
Montgomery County Public
Improvement,
CP (Liquidity Facility; PNC Bank NA)	0.88	11/14/17	11,000,000		10,999,780
					42,397,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Municipal Investments - 99.8%
(continued)
Michigan - 2.8%
Michigan Building Authority,
Revenue (LOC; Citibank NA)	0.92	11/7/17	10,000,000	[a,b]	10,000,000
RIB Floater Trust (Series 2017-012),
(Revenue, Refunding (Eastern
Michigan University)) (Insured;
Barclays Bank PLC and Liquidity
Facility; Barclays Bank PLC)	0.99	11/7/17	10,000,000	[a,b,c,d]	10,000,000
					20,000,000
Minnesota - .8%
Cohasset,
Revenue, Refunding (Minnesota
Power and Light Company Project)
(LOC; JPMorgan Chase Bank)	1.03	11/7/17	5,625,000	[a,b]	5,625,000
New Hampshire - 2.2%
Merrimack County,
TAN	2.00	12/28/17	1,900,000		1,902,831
Merrimack County,
TAN, GO Notes	1.25	12/28/17	13,500,000		13,506,075
					15,408,906
New Jersey - .6%
Rutgers State University,
CP (Liquidity Facility; Wells Fargo
Bank NA)	0.85	11/2/17	4,049,000		4,048,960
New York - 13.5%
Albany Industrial Development Agency,
Civic Facility Revenue (Renaissance
Corporation of Albany Project) (LOC;
M&T Trust)	0.97	11/7/17	1,980,000	[a,b]	1,980,000
Dutchess County Industrial
Development Agency,
Civic Facility Revenue (Anderson
Foundation for Autism, Inc. Project)
(LOC; M&T Trust)	0.97	11/7/17	8,705,000	[a,b]	8,705,000
Dutchess County Industrial
Development Agency,
Civic Facility Revenue (Arbor Ridge at
Brookmeade Project) (LOC; M&T
Trust)	0.97	11/7/17	8,010,000	[a,b]	8,010,000
Metropolitan Transportation Authority,
Revenue (Liquidity Facility; Citibank
NA)	0.97	11/7/17	3,600,000	[a,b,c,d]	3,600,000
New York City,
GO (Liquidity Facility; Barclays Bank
PLC)	0.92	11/1/17	12,000,000	[a,b]	12,000,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Municipal Investments - 99.8%
(continued)
New York - 13.5% (continued)
New York City Industrial Development
Agency,
Civic Facility Revenue (Sephardic
Community Youth Center, Inc. Project)
(LOC; M&T Trust)	0.97	11/7/17	3,000,000	[a,b]	3,000,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Liquidity Facility; California Public
Employees Retirement System)	0.92	11/1/17	10,335,000	[a,b]	10,335,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; Mizuho
Bank, Ltd.)	0.93	11/1/17	11,800,000	[a,b]	11,800,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; U.S. Bank
NA)	0.92	11/1/17	3,000,000	[a,b]	3,000,000
New York State Dormitory Authority,
Court Facilities LR (The City of New
York Issue) (Liquidity Facility; Mizuho
Bank, Ltd.)	0.94	11/7/17	3,975,000	[a,b]	3,975,000
New York State Housing Finance
Agency,
Housing Revenue (505 West 37th
Street) (LOC; Landesbank Hessen-
Thuringen Girozentrale)	0.95	11/1/17	6,700,000	[a,b]	6,700,000
Tender Option Bond Trust Receipts
(Series 2016-XF0520),
(Metropolitan Transportation
Authority, Transportation Revenue,
Refunding) (Liquidity Facility; Royal
Bank of Canada)	0.99	11/7/17	760,000	[a,b,c,d]	760,000
Tender Option Bond Trust Receipts
(Series 2017-XM0516),
(Hudson Yards Infrastructure
Corporation, 2nd Indenture Revenue,
Refunding) (Liquidity Facility;
Toronto-Dominion Bank NA)	0.97	11/7/17	9,415,000	[a,b,c,d]	9,415,000
Tompkins County Industrial
Development Agency,
Civic Facility Revenue (Community
Development Properties Ithaca, Inc.
Project) (LOC; M&T Trust)	1.02	11/7/17	7,190,000	[a,b]	7,190,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Municipal Investments - 99.8%
(continued)
New York - 13.5% (continued)
Triborough Bridge and Tunnel
Authority,
General Revenue, Refunding (MTA
Bridges and Tunnels) (Liquidity
Facility; Landesbank Hessen-
Thuringen Girozentrale)	0.93	11/1/17	5,500,000	[a,b]	5,500,000
					95,970,000
North Carolina - 1.6%
North Carolina,
LOR, Refunding (Citigroup ROCS,
Series 2015-XF2113) (Liquidity
Facility; Citibank NA)	0.94	11/7/17	2,800,000	[a,b,c,d]	2,800,000
North Carolina Medical Care
Commission,
Health Care Facilities Revenue,
Refunding (FirstHealth of the
Carolinas Project) (Liquidity Facility;
Branch Banking and Trust Co.)	0.95	11/7/17	8,510,000	[a,b]	8,510,000
					11,310,000
Ohio - 2.8%
Franklin County,
Hospital Facilities Revenue
(OhioHealth Corporation) Hospital
Facilities Revenue (OhioHealth
Corporation)	0.93	11/7/17	20,000,000	[a,b]	20,000,000
South Carolina - 4.4%
Columbia,
Waterworks and Sewer System
Revenue (LOC; Sumitomo Mitsui
Banking Corp.)	0.92	11/7/17	10,000,000	[a,b]	10,000,000
Tender Option Bond Trust Receipts
(Series 2017-XF2425),
(South Carolina Public Service
Authority, Revenue) (LOC; Barclays
Bank PLC and Liquidity Facility;
Barclays Bank PLC)	0.96	11/7/17	21,225,000	[a,b,c,d]	21,225,000
					31,225,000
Tennessee - 7.5%
Clarksville Public Building Authority,
Pooled Financing Revenue (Tennessee
Municipal Bond Fund) (LOC; Bank of
America)	0.98	11/1/17	3,000,000	[a,b]	3,000,000
Memphis Regional Authority,
CP (Liquidity Facility; Mizuho Bank
Ltd.)	0.87	11/9/17	12,000,000		11,999,760
Memphis Regional Authority,
CP (Liquidity Facility; Mizuho Bank
Ltd.)	0.97	12/4/17	7,000,000		6,999,930

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Municipal Investments - 99.8%
(continued)
Tennessee - 7.5% (continued)
Sevier County Public Building Authority,
Local Government Public
Improvement Revenue (LOC; Bank of
America NA)	0.95	11/7/17	23,000,000	[a,b]	23,000,000
Shelby County Health Educational and
Housing Facility Board,
Educational Facilities Revenue
(Rhodes College)	0.97	11/7/17	4,000,000	[a,b]	4,000,000
Tender Option Bond Trust Receipts
(Series 2017-XG0145),
(Nashville & Davidson Health
Education Facility Board, Revenue
(Vanderbilt University Medical Center
Program)) (Liquidity Facility; Barclays
Bank PLC and LOC; Barclays Bank
PLC)	0.96	11/7/17	4,000,000	[a,b,c,d]	4,000,000
					52,999,690
Texas - 10.4%
Atascosa County Industrial
Development Corporation,
PCR, Refunding (San Miguel Electric
Cooperative, Inc. Project) (LOC;
National Rural Utilities Cooperative
Finance Corporation)	0.95	11/7/17	18,000,000	[a,b]	18,000,000
Harris County Cultural Education
Facilities Finance Corporation,
Revenue (The Methodist Hospital
System)	0.92	11/1/17	7,215,000	[a,b]	7,215,000
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The Methodist
Hospital System)	0.92	11/1/17	14,700,000	[a,b]	14,700,000
Houston,
CP (Liquidity Facility; Sumitomo
Mitsui Banking)	0.97	11/21/17	5,000,000		4,999,900
Lubbock Independent School District,
Unlimited Tax School Building Bonds
(Liquidity Facility; Bank of America
and LOC; Permanent School Fund
Guarantee Program)	0.94	11/7/17	15,760,000	[a,b]	15,760,000
Tender Option Bond Trust Receipts
(Series 2016-XM0187),
(Texas Municipal Gas Acquisition and
Supply Corporation III, Gas Supply
Revenue) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	0.98	11/7/17	10,330,000	[a,b,c,d]	10,330,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Municipal Investments - 99.8%
(continued)
Texas - 10.4% (continued)
Texas,
GO Notes (Veterans Bonds) (Liquidity
Facility; Mizuho Bank, Ltd.)	0.93	11/7/17	3,000,000	[a,b]	3,000,000
					74,004,900
Utah - .9%
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.95	11/7/17	6,400,000	[a,b]	6,400,000
Virginia - .5%
Alexandria Industrial Development
Authority,
Headquarters Facilities Revenue
(American Academy of
Otolaryngology- Head and Neck
Surgery Foundation, Inc. ) (LOC; Bank
of America)	0.95	11/7/17	3,610,000	[a,b]	3,610,000
Wyoming - 2.2%
Uinta County,
PCR, Refunding (Chevron U.S.A. Inc.
Project)	0.90	11/1/17	15,900,000	[a,b]	15,900,000
Total Investments (cost $709,289,342)			99.8%		709,284,606
Cash and Receivables (Net)			0.2%		1,083,782
Net Assets			100.0%		710,368,388

a	Variable rate demand note—rate shown is the interest rate in effect at October 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, these securities were valued at $110,495,000 or 15.55% of net assets.

d

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates).

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Tax Exempt Cash Management
October 31, 2017 (Unaudited)

The following is a summary of the inputs used as of October 31, 2017 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Short-Term Municipal
Investments†	–	709,284,606	–	709,284,606

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At October 31, 2017, accumulated net unrealized depreciation on investments was $4736, consisting of $46 gross unrealized appreciation and $4,782 gross unrealized depreciation.

At October 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)